Financial instruments	6 Months Ended
Jun. 30, 2022
Financial instruments
Financial instruments

7. Financial instruments

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
6/30/2022			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	4,664	4	20,960	—	25,628

Current assets	3,937	—	20,960	—	24,897

Cash and cash equivalents	—	—	12,539	—	12,539

Other financial assets	3,937	—	2,048	—	5,985	—	3,937	—	3,937
Derivative financial instruments	3,937	—	—	—	3,937	—	3,937	—	3,937
Restricted cash	—	—	2,048	—	2,048	—	—	—	—

Trade receivables, net	—	—	6,373	—	6,373

Non-current assets	727	4	—	—	731

Other financial assets	727	4	—	—	731	4	727	—	731
Derivative financial instruments	727	—	—	—	727	—	727	—	727
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	—	—	—	27,370	30,352

Current liabilities	—	—	—	17,529	18,362

Trade payables	—	—	—	2,821	2,821

Other financial liabilities	—	—	—	14,708	15,541	—	—	14,493	14,493
Current portion of long-term debt	—	—	—	14,708	14,708	—	—	14,493	14,493
Lease liability	—	—	—	—	833	—	—	—	n/a

Non-current liabilities	—	—	—	9,841	11,990

Other financial liabilities	—	—	—	9,841	11,990	—	—	9,029	9,029
Long-term debt	—	—	—	9,841	9,841	—	—	9,029	9,029
Lease liability	—	—	—	—	2,133	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	—	31,660

Current assets	13,525	—	18,131	—	31,656

Cash and cash equivalents	—	—	7,027	—	7,027

Other financial assets	13,525	—	4,997	—	18,522	10,699	2,826	—	13,525
Bond funds	10,699	—	—	—	10,699	10,699	—	—	10,699
Term deposit	—	—	2,655	—	2,655	—	—	—	—
Restricted cash	—	—	2,342		2,342	—	—	—	—
Derivative financial instruments	2,826	—	—	—	2,826	—	2,826	—	2,826

Trade receivables, net	—	—	6,107	—	6,107

Non-current assets	—	4	—	—	4

Other financial assets	—	4	—	—	4	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	516	—	—	26,672	30,414

Current liabilities	—	—	—	16,879	17,476

Trade payables	—	—	—	2,594	2,594

Other financial liabilities	—	—	—	14,285	14,882	—	—	15,362	15,362
Current portion of long-term debt	—	—	—	14,285	14,285	—	—	15,362	15,362
Lease liability	—	—	—	—	597	—	—	—	n/a

Non-current liabilities	516	—	—	9,793	12,938

Other financial liabilities	516	—	—	9,793	12,938	—	516	13,826	14,342
Derivative financial instruments	516	—	—	—	516	—	516	—	516
Long-term debt	—	—	—	9,793	9,793	—	—	13,826	13,826
Lease liability	—	—	—	—	2,613	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

The valuation techniques used to determine the fair value of financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of equity securities is determined by multiplying their share price and the number of shares held.

The fair values of the derivative financial instruments that are not traded in an active market are determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the end of each quarter. As of June 30, 2022, there were no transfers of financial instruments measured at fair value between level 1, level 2 and level 3.

As of June 30, 2022, the Company was in compliance with all covenants related to the loan granted by the EIB.